The Lord Abbett Family of Funds

Supplement dated June 1, 2014

to the Statements of Additional Information

The independent Directors/Trustees have nominated and the Boards have appointed Eric C. Fast to serve on the Boards of the Funds effective June 1, 2014. Mr. Fast will be deemed to be an independent Director/Trustee of the Funds.

1.      The following information about Mr. Fast is added to the section of each Fund’s statement of additional information titled “Management of the Funds – Independent Directors/Trustees” effective June 1, 2014:

Name, Address, and Year of Birth	Current Position and Length of Service with the Fund	Principal Occupation and Other Directorships During Past Five Years
Eric C. Fast Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1949)	Director/Trustee since 2014

Principal Occupation: Chief Executive Officer of Crane Co., an industrial products company (2001–2014).

Other Directorships: Currently serves as director of Automatic Data Processing, Inc. (since 2007) and Regions Financial Corporation (since 2010). Previously served as a director of Crane Co. (1999–2014).

2.      The following information about Mr. Fast is added to the section of each Fund’s statement of additional information titled “Management of the Funds – Qualifications of Directors/Trustees – Independent Directors/Trustees” effective June 1, 2014:

Eric C. Fast. Board tenure with the Lord Abbett Family of Funds (since 2014), financial services industry experience, chief executive officer experience, corporate governance experience, and civic/community involvement.

3.      The following replaces the corresponding portion of each Fund’s statement of additional information under “Management of the Funds – Committees” effective June 1, 2014:

Committee	Committee Members
Audit Committee	E. Thayer Bigelow Robert B. Calhoun, Jr. Evelyn E. Guernsey James M. McTaggart
Proxy Committee	Eric C. Fast Julie A. Hill Franklin W. Hobbs James L.L. Tullis

Committee	Committee Members
Nominating and Governance Committee	E. Thayer Bigelow Robert B. Calhoun, Jr. Eric C. Fast Evelyn E. Guernsey Julie A. Hill Franklin W. Hobbs James M. McTaggart James L.L. Tullis
Contract Committee	E. Thayer Bigelow Robert B. Calhoun, Jr. Eric C. Fast Evelyn E. Guernsey Julie A. Hill Franklin W. Hobbs James M. McTaggart James L.L. Tullis

Please retain this document for your future reference.